Goldman Sachs MarketBeta Emerging Markets Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goldman Sachs MarketBeta Emerging Markets Equity ETF | Goldman Sachs MarketBeta Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	6.53%	10.68%	(19.12%)	(2.72%)